Disclosure of detailed information about remeasurement on the net defined benefit liability (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$ 15,296	$ (24,437)
Actuarial gains arising from changes in demographic assumptions	0	1,598
Actuarial losses/(gains) arising from changes in financial assumptions	(11,585)	9,402
Actuarial gains arising from experience adjustments	(2,112)	(675)
Components recognized in statements of comprehensive income	1,599	(14,112)
Total pension cost	$ 17,705	$ 9,622